UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: 12/31/06

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:    CFW Capital Management Incorporated
Address: 1900 West 75th Street
               Prairie Village, KS 66208

13F File Number: 28-6646

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   J. Owen McPherson
Title:  President
Phone:  913-432-5600
Signature, Place, and Date of Signing:

J. Owen McPherson        Prairie Village, KS       7/05/06


Report Type (Check only one.):

[X]      13F HOLDINGS REPORT
[ ]      13F NOTICE
[ ]      13F COMBINATION REPORT

List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE COMMISSION ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of other included Managers: 0

Form 13F Information Table Entry Total: 40

Form 13F Information Table Value Total: 35660


List of Other Included Management:



                                                    		FORM 13F INFORMATION TABLE

                                                        		             VALUE    SHARES/ SH/ INVSTMT OTHER     VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS  CUSIP         (X$1000) PRN AMT PRN DSCRETN MANAGERS     SOLE

.............................. ............... ......... ........ ....... ... ....... ........  .................
ALTRIA GROUP, INC.            	 COM   		022095103     	468         5450     SH     SOLE      N/A        5450
AMERICAN INTL GRP    	         COM   		026874107    	1530       21347     SH     SOLE      N/A       21347
AMGEN INC                        COM   		031162100    	1803       26400     SH     SOLE      N/A       26400
AUTOMATIC DATA     	         COM   		053015103      	438         8900     SH     SOLE      N/A        8900
BANK OF AMERICA CORP             COM   		06605F102    	1681       31490     SH     SOLE      N/A       31490
BP PLC/SPONSORED ADR             COM   		055622104       514         7658     SH     SOLE      N/A        7658
BRISTOL MYERS SQUIBB             COM   		110122108       232         8824     SH     SOLE      N/A        8824
CATERPILLAR INC DEL           	 COM   		149123101       791	   12900     SH     SOLE      N/A	12900
CHEVRONTEXACO CORP.     	 COM   		166764100     	1412       19209     SH     SOLE      N/A       19209
COCA-COLA CO.                    COM   		191216101      	325         6744     SH     SOLE      N/A        6744
COLGATE POLMOLIVE                COM   		194162103       385	    5900     SH     SOLE      N/A        5900
COMMERCE BANCSHRS                COM   		200525103       278	    5745     SH     SOLE      N/A        5745
CONOCO PHILLIPS                  COM   		20825C104       1124       15523     SH     SOLE      N/A       15623
DENTSPLY                         COM  		249030107       406        13600     SH     SOLE      N/A       13600
EXXON MOBIL CORP                 COM  		30231G102       398         5190     SH     SOLE      N/A        5190
GENERAL DYNAMICS              	 COM   		369604103       380         5110     SH     SOLE      N/A        5110
GENERAL ELECTRIC CO.             COM   		369604103       1646       44247     SH     SOLE      N/A       44247
GILEAD SCIENCES               	 COM   		375558103       2376       36900     SH     SOLE      N/A       36900
GLOBAL SANTA FE CORP.		 COM		G3930E101       620        10550     SH     SOLE      N/A       10550
GRANT PRIDECO                 	 COM   		38821G101       1420       35700     SH     SOLE      N/A       35700
INT'L BUSINESS MACHINES          COM   		459200101       1424       14657     SH     SOLE      N/A       14657
JANUS CAPITAL GROUP, INC.        COM   		47102X105       482        22302     SH     SOLE      N/A       22302
JOHNSON & JOHNSON                COM   		478160104       662        10025     SH     SOLE      N/A       10025
KANSAS CITY SOUTHN               COM   		485170104       297        10246     SH     SOLE      N/A       10246
L-3 COMM.  HLDGS      	         COM   		502424104       724         8850     SH     SOLE      N/A        8850
LOWE'S COMPANIES              	 COM   		548661107       346        11100     SH     SOLE      N/A       11100
NABORS INDUSTRIES LTD            COM   		G6359F103       488        16400     SH     SOLE      N/A       16400
NORFOLK SOUTHERN		 COM		655844108	236	    4700     SH     SOLE      N/A	 4700
ONEOK INC.                    	 COM   		682680103       906        21000     SH     SOLE      N/A       21000
PEPSICO INC                   	 COM   		713448108       385         6160     SH     SOLE      N/A        6160
PROCTOR & GAMBLE              	 COM   		742718109       898        13965     SH     SOLE      N/A       13965
SCHLUMBERGER, LTD             	 COM  		806857108       1181       18700     SH     SOLE      N/A       18700
SEALED AIR                    	 COM    	81211K100       454         6993     SH     SOLE      N/A        6993
ST. JUDE MEDICAL		 COM		790849103	742	   20300     SH     SOLE      N/A       20300
STRYKER CORP.                    COM		863667101       827	   15000     SH     SOLE      N/A       15000
TEVA PHARM INDUSTRIES ADR        COM    	881624209       977        31439     SH     SOLE      N/A       31439
THERMO FISHER SCIENCE            COM    	883556102       2018       44550     SH     SOLE      N/A       44550
TRANSOCEAN 			 COM		G90078109       1076       13300     SH     SOLE      N/A       13300
WEATHERFORD INT'L INC            COM    	947074100       3310       79200     SH     SOLE      N/A       79200
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